CAPITAL STOCK (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended			6 Months Ended
	Aug. 05, 2022	Apr. 05, 2022	Feb. 28, 2022	Feb. 24, 2022	Jan. 31, 2022	Jun. 30, 2022	Jul. 05, 2022	Jan. 18, 2022
Statement [Line Items]
Share Repurchased						$ 5,000
Stock Issued For Consulting Services Performed, Shares	700,000
Stock Issued For Consulting Services Performed, Amount	$ 1,300
Cash Paid		$ 400
Common Shares							6,000,000
Exercise price						$ 1.62
Acquisition Of Noncontrolling Interests Flora Beauty LLC
Statement [Line Items]
Common Shares								100,000
Common Share Exercisable			50,000
Exercise price			$ 1.70
Gross Proceeds			$ 200
Share Acquired From Minority Interest			10.00%
Acquisition Of Noncontrolling Interests Breeze
Statement [Line Items]
Common Shares					30,282
Gross Proceeds					$ 10
Share Acquired From Minority Interest					10.00%
Other Offering
Statement [Line Items]
Stock Issued For Consulting Services Performed, Shares					111,112
Stock Issued For Consulting Services Performed, Amount					$ 200
Common Share Exercisable					83,333
Exercise price					$ 2.25
Just CBD [Member]
Statement [Line Items]
Cash Paid				$ 4,000
Common Shares			9,500,000
Business Acquisition, Common Stock, Value of Shares Issued			$ 14,700
Fair Value Discount			15.00%